EARNINGS (LOSS) PER SHARE - Basic (Details) - BRL (R$) R$ / shares in Units, shares in Thousands, R$ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Basic earnings per share
Resulted of the period attributable to controlling shareholders	R$ 5,073,127	R$ 175,625	R$ 10,310,498	R$ 10,480,342
Weighted average number of shares in the period - in thousands			1,336,021	1,361,264
Weighted average treasury shares - in thousands			(26,791)	(14,088)
Weighted average number of outstanding shares - in thousands			1,309,230	1,347,176
Basic earnings (loss) per common share - R$	R$ 3.90544	R$ 0.13057	R$ 7.87524	R$ 7.77949